Business Segments - Business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 23,583	$ 23,756	$ 22,022
Operating profit	5,134	5,756	1,962
Corporate expenses	3,511	2,556	3,952
Interest expense	1,100	1,054	3,103
Depreciation, depletion and amortization	5,828	5,855	7,898
Investments available for sale	75,609	137,867	165,212
Cash items	74,105	26,793	22,749
Total identifiable net assets	536,360	538,148	505,488
Discontinued Operations
Segment Reporting Information [Line Items]
Total identifiable net assets	0	0	3,224
Unallocated
Segment Reporting Information [Line Items]
Corporate expenses	0	0	(1,208)
Asset Management
Segment Reporting Information [Line Items]
Revenues	2,747	2,190	2,309
Operating profit (loss) before corporate expenses	907	196	1,051
Corporate expenses	(909)	(646)	(153)
Depreciation, depletion and amortization	652	708	540
Capital expenditures	924	9,487	335
Total identifiable net assets	11,172	18,468	10,593
Mining royalty lands
Segment Reporting Information [Line Items]
Revenues	9,477	9,438	8,139
Operating profit (loss) before corporate expenses	8,629	8,690	7,504
Corporate expenses	(288)	(169)	(214)
Depreciation, depletion and amortization	218	177	198
Capital expenditures	0	0	0
Total identifiable net assets	37,387	38,409	37,991
Development
Segment Reporting Information [Line Items]
Revenues	1,152	1,164	1,206
Operating profit (loss) before corporate expenses	(2,576)	(2,817)	(2,104)
Corporate expenses	(2,108)	(1,581)	(1,984)
Depreciation, depletion and amortization	214	214	228
Capital expenditures	16,547	631	6,396
Total identifiable net assets	196,212	179,357	119,029
Stabilized Joint Venture
Segment Reporting Information [Line Items]
Revenues	10,207	10,964	10,368
Operating profit (loss) before corporate expenses	1,685	2,243	(537)
Corporate expenses	(206)	(160)	(393)
Depreciation, depletion and amortization	4,744	4,756	6,932
Capital expenditures	73	316	563
Total identifiable net assets	130,472	133,956	138,206
Total Segments
Segment Reporting Information [Line Items]
Revenues	23,583	23,756	22,022
Operating profit (loss) before corporate expenses	8,645	8,312	5,914
Operating profit	5,134	5,756	1,962
Corporate expenses	(3,511)	(2,556)	(3,952)
Interest expense	1,100	1,054	3,103
Depreciation, depletion and amortization	5,828	5,855	7,898
Capital expenditures	17,544	10,434	7,294
Corporate
Segment Reporting Information [Line Items]
Total identifiable net assets	$ 11,403	$ 3,298	$ 8,484